Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated October 31, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017, July 28, 2017, August 11, 2017, September 29, 2017 and October 16, 2017

The following replaces the third sentence of the “Fees and Expenses” section on pages 18 and 29 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 59 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 97 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated October 31, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017, July 28, 2017, August 11, 2017, September 29, 2017 and October 16, 2017

The following replaces the third sentence of the “Fees and Expenses” section on pages 18 and 29 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 59 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 97 of the Fund’s statement of additional information (SAI).
Waddell & Reed Advisors Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated October 31, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017, July 28, 2017, August 11, 2017, September 29, 2017 and October 16, 2017

The following replaces the third sentence of the “Fees and Expenses” section on pages 18 and 29 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 59 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 97 of the Fund’s statement of additional information (SAI).